General Information (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 506,711,173	$ 446,486,753
Inventories	459,384,555	425,728,432
Total current assets	1,771,266,840	1,601,683,087
Property, plant and equipment (net)	1,522,708,449	1,273,987,695	$ 1,356,846,302
Intangible assets other tan goodwill	244,632,721	153,123,207	$ 172,389,672
Right of use assets	45,017,172	35,745,221
Total non-current assets	2,218,450,150	1,822,263,193
Total Assets	3,989,716,990	3,423,946,280
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Other current liabilities	874,028	258,226
Total current liabilities	860,006,211	687,482,634
Non-current lease liabilities	39,782,317	34,061,739
Deferred taxes liabilities	127,956,679	86,356,895
Total non-current liabilities	1,457,195,469	1,399,081,065
Total Liabilities	2,317,201,680	2,086,563,699
Non-controlling interests	147,332,125	119,017,799
Goodwill	161,583,233	$ 127,592,056
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	404,882
Inventories	300,055
Other current assets	287,574
Total current assets	992,511
Property, plant and equipment (net)	607,977
Intangible assets other tan goodwill	1,962,891
Right of use assets	26,767
Total non-current assets	2,597,635
Total Assets	3,590,146
Current lease liabilities	26,767
Trade and other current payables	602,887
Other current liabilities	97,542
Total current liabilities	727,196
Non-current lease liabilities	100,755
Deferred taxes liabilities	536,201
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	$ 3,236,084